Stockholders equity (Details 2 - Textuals)		12 Months Ended
	Oct. 06, 2022 shares	Dec. 31, 2022 USD ($) Number $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	May 09, 2022 $ / shares	Dec. 31, 2021 $ / shares shares
Class of Stock [Line Items]
Common stock reserved for future issuance		11,822,536
Common stock, par value | $ / shares		$ 0.001			$ 0.001
Common stock, shares authorized		1,000,000,000			1,000,000,000
Preferred stock, shares authorized		100,000,000
Common stock, shares issued		269,094,021			220,000,000
Common stock, shares outstanding		269,094,021			220,000,000
Preferred stock, shares issued		0			0
Preferred stock, shares outstanding		0			0
Common stock, voting rights		one vote per share
Dividends on common stock | $		$ 0
Number of securities called by each warrant		1
Reclassification of Public Warrants from liability to equity | $		$ 10,580,000
Common stock
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 0.01
Common Stock issuable shares		24,095,072
Stock issued during period for warrants exercised, shares		800,000
United Airlines Ventures, Ltd. | United Subscription Agreement | Common stock
Class of Stock [Line Items]
Common stock reserved for future issuance			2,039,353
Share price | $ / shares			$ 7.36
Aggregate purchase price of stock | $			$ 15,000,000
United Airlines Ventures, Ltd. | United Subscription Agreement | Common stock | Maximum
Class of Stock [Line Items]
Number of electrical vertical take-off and landing | Number		400
Warrant [Member] | United Airlines Ventures, Ltd. | United Subscription Agreement | Common stock
Class of Stock [Line Items]
Stock issued for warrants exercisable		2,722,536
Exercise price of warrants | $ / shares		$ 0.01
Stock issued during period for warrants exercised, shares	2,722,536
Warrant [Member] | United Airlines Ventures, Ltd. | Binding agreement | Common stock
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 0.01
Common stock, shares issued		2,722,536
Warrant [Member] | United Airlines Ventures, Ltd. | Binding agreement | Common stock | Maximum
Class of Stock [Line Items]
Number of electrical vertical take-off and landing | Number		200
Warrant [Member] | United Airlines Ventures, Ltd. | Lock-up agreement | Common stock
Class of Stock [Line Items]
Number of shares to be acquired six months after closing date of agreement with respect to first warrant		680,634
Number of shares to be acquired nine months after closing date of agreement with respect to warrant		1,361,268
Number of shares to be acquired twelve months after closing date of agreement with respect to second warrant		680,634
Public Warrants
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 11.5
Number of securities called by each warrant		1
Class of warrant or right redemption threshold consecutive days from date of closing of business combination		30 days
Term of warrants		5 years
Class of warrants redemption price per unit | $ / shares		$ 0.01
Class of warrants, Convertible, Stock Price Trigger | $ / shares		$ 18
Class of warrant or right redemption threshold consecutive trading days		20 days
Class of warrant or right redemption threshold trading days		30 days
Class of warrant, date from which warrants exercisable		Jun. 08, 2022
Reclassification of Public Warrants from liability to equity | $		$ 10,580,000
Strategic Warrants
Class of Stock [Line Items]
Number of electrical vertical take-off and landing | Number		500
Number of electrical vertical take-off and landing for purchase commitments | Number		200
Number of vertiports | Number		10
Strategic Warrants | Penny Warrants
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 0.01
Strategic Warrants | Market Warrants | Minimum
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		11.5
Strategic Warrants | Market Warrants | Maximum
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 15
Strategic Warrants | Common stock
Class of Stock [Line Items]
Stock issued for warrants exercisable		29,272,536
Stock issued during period for warrants exercised, shares		3,552,536
Strategic Warrants, one | Penny Warrants
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 0.01
Strategic Warrants, one | Common stock
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 0.01
Common Stock issuable shares		24,095,072
Strategic Warrants, two | Market Warrants
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 15		$ 15
Strategic Warrants, two | Common stock
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 15
Common Stock issuable shares		12,000,000
Strategic Warrants, three | Market Warrants
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 11.5		$ 11.5
Strategic Warrants, three | Common stock
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 11.5
Common Stock issuable shares		5,000,000